Significant Transactions	3 Months Ended
Mar. 31, 2016
Significant Transactions [Abstract]
Significant Transactions
Significant Transactions

SPRINGCASTLE INTERESTS SALE

On March 31, 2016, SFI, SpringCastle Holdings, LLC (“SpringCastle Holdings”) and Springleaf Acquisition Corporation (“Springleaf Acquisition” and, together with SpringCastle Holdings, the “SpringCastle Sellers”), wholly owned subsidiaries of OMH, entered into a purchase agreement with certain subsidiaries of New Residential Investment Corp. (“NRZ” and such subsidiaries, the “NRZ Buyers”) and BTO Willow Holdings II, L.P. and Blackstone Family Tactical Opportunities Investment Partnership—NQ—ESC L.P. (collectively, the “Blackstone Buyers” and together with the NRZ Buyers, the “SpringCastle Buyers”). Pursuant to the purchase agreement, SpringCastle Holdings sold its 47% limited liability company interest in each of SpringCastle America, LLC, SpringCastle Credit, LLC and SpringCastle Finance, LLC, and Springleaf Acquisition sold its 47% limited liability company interest in SpringCastle Acquisition LLC, to the SpringCastle Buyers for an aggregate purchase price of approximately $112 million (the “SpringCastle Interests Sale”). SpringCastle America, LLC, SpringCastle Credit, LLC, SpringCastle Finance, LLC and SpringCastle Acquisition LLC are collectively referred to herein as the “SpringCastle Joint Venture.”

The SpringCastle Joint Venture primarily holds subordinate ownership interests in a securitized loan portfolio (the “SpringCastle Portfolio”), which consists of unsecured loans and loans secured by subordinate residential real estate mortgages and includes both closed-end accounts and open-end lines of credit. These loans are in a liquidating status and vary in form and substance from the Company’s originated loans. At December 31, 2015, the SpringCastle Portfolio included over 232,000 of acquired loans, representing $1.7 billion in net finance receivables. For the three months ended March 31, 2016 and 2015, income before provision for income taxes of our Acquisitions and Servicing segment (which consists of the SpringCastle Sellers) totaled $221 million ($193 million attributable to SFC) and $68 million ($35 million attributable to SFC), respectively.

In connection with the SpringCastle Interests Sale, the SpringCastle Buyers paid $101 million of the aggregate purchase price to the SpringCastle Sellers on March 31, 2016, with the remaining $11 million to be paid into an escrow account within 120 days following March 31, 2016. Such escrowed funds are expected to be held in escrow for a period of up to five years following March 31, 2016, and, subject to the terms of the purchase agreement and assuming certain portfolio performance requirements are satisfied, paid to the SpringCastle Sellers at the end of such five year period. In connection with the SpringCastle Interests Sale, we recorded a net gain in other revenues at the time of sale of $167 million.

As a result of this sale, SpringCastle Acquisition and SpringCastle Holdings no longer hold any ownership interests of the SpringCastle Joint Venture. However, unless terminated, SFI will remain as servicer of the SpringCastle Portfolio, under the existing servicing agreement for the SpringCastle Funding Trust. In addition, we deconsolidated the underlying loans of the SpringCastle Portfolio and previously issued securitized interests, which were reported in long-term debt, as we no longer were considered the primary beneficiary.

Prior to the SpringCastle Interests Sale, affiliates of the NRZ Buyers owned a 30% limited liability company interest in the SpringCastle Joint Venture, and affiliates of the Blackstone Buyers owned a 23% limited liability company interest in the SpringCastle Joint Venture (together, the “Other Members”). The Other Members are parties to the purchase agreement for certain limited indemnification obligations and post-closing expense reimbursement obligations of the SpringCastle Joint Venture to the SpringCastle Sellers.

The NRZ Buyers are subsidiaries of NRZ, which is externally managed by an affiliate of Fortress. The Initial Stockholder, which owned approximately 58% of OMH’s common stock as of March 31, 2016, is owned primarily by a private equity fund managed by an affiliate of Fortress. Mr. Edens, Chairman of the board of directors of OMH, also serves as Chairman of the board of directors of NRZ. Mr. Edens is also a principal of Fortress and serves as Co-Chairman of the board of directors of Fortress. Mr. Jacobs, a member of the board of directors of OMH, also serves as a member of NRZ’s board of directors and Fortress’ board of directors.

The purchase agreement included customary representations, warranties, covenants and indemnities. We did not record a sales recourse obligation related to this sale.

OMH’S ACQUISITION OF ONEMAIN FINANCIAL HOLDING, LLC

On November 15, 2015, OMH, through its wholly owned subsidiary, Independence Holdings, LLC (“Independence”), completed its acquisition of OneMain Financial Holdings, LLC (“OMFH”) from CitiFinancial Credit Company (“Citigroup”) for approximately $4.5 billion in cash (the “OneMain Acquisition”). As a result of the OneMain Acquisition, OMFH became a wholly owned, indirect subsidiary of OMH. OMFH is not a subsidiary of SFC and SFC is not a subsidiary of OMFH.

In connection with the closing of the OneMain Acquisition, on November 13, 2015, OMH and certain subsidiaries of SFC entered into an Asset Preservation Stipulation and Order and agreed to a Proposed Final Judgment (collectively, the “Settlement Agreement”) with the U.S. Department of Justice (the “DOJ”), as well as the state attorneys general for Colorado, Idaho, Pennsylvania, Texas, Virginia, Washington and West Virginia. The Settlement Agreement resolved the inquiries of the DOJ and such attorneys general with respect to the OneMain Acquisition and allowed OMH to proceed with the closing. Pursuant to the Settlement Agreement, OMH agreed to divest 127 branches of SFC subsidiaries across 11 states as a condition for approval of the OneMain Acquisition. The Settlement Agreement requires the Branch Sellers to operate these 127 branches as an ongoing, economically viable and competitive business until sold to the divestiture purchaser. The court overseeing the settlement appointed a third-party monitor to oversee management of the divestiture branches and ensure the Company’s compliance with the terms of the Settlement Agreement.

LENDMARK SALE

On November 12, 2015, OMH and certain subsidiaries of SFC (the “Branch Sellers”) entered into an agreement with Lendmark Financial Services, LLC (“Lendmark”) to sell 127 branches to Lendmark (the “Lendmark Sale”) for a purchase price equal to the sum of (i) the aggregate unpaid balance as of closing of the purchased loans multiplied by 103%, plus (ii) for each interest-bearing purchased loan, an amount equal to all unpaid interest that has accrued on the unpaid balance at the applicable note rate from the most recent interest payment date through the closing, plus (iii) the sum of all prepaid charges and fees and security deposits of the Branch Sellers to the extent arising under the purchased contracts as reflected on the books and records of the Branch Sellers as of closing, subject to certain limitations if the purchase price would exceed $695 million and Lendmark is unable to obtain financing on certain specified terms. In anticipation of the sale of these branches, we transferred $608 million of personal loans from held for investment to held for sale on September 30, 2015. At March 31, 2016, the personal loans held for sale totaled approximately $606 million, primarily due to originations, net of charge-offs of personal loans in these branches during the past six months. The branches to be sold represent 15% of the branches and 12% of the personal loans held for investment and held for sale of the Company as of March 31, 2016.

Pursuant to the Settlement Agreement, we were required to dispose of the branches to be sold in connection with the Lendmark Sale within 120 days following November 13, 2015, subject to such extensions as the DOJ may approve. As we did not believe we would be able to consummate the Lendmark Sale prior to April 1, 2016, we requested two extensions of the closing deadline set forth in the Settlement Agreement. The DOJ granted our requests through May 13, 2016.

On May 2, 2016, we completed the Lendmark Sale. See Note 18 for further information on the subsequent closing.